Post Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2022
Post Retirement Plans [Abstract]
Schedule of Net Periodic Benefit	The following table sets forth the changes in projected benefit obligations
	As of March 31
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Benefit obligation at beginning of year	34	50	0.7
Service cost	13	14	0.2
Interest cost	3	4	0.1
Net actuarial loss (gain)	16	(8)	(0.1)
Benefits paid	(16)	(4)	(0.1)
Benefit obligation at end of year	50	56	0.8
Amounts recognized in statement of financial position at March 31 consist of:
Other non-current liabilities	47	53	0.7
Other current liabilities	3	3	0.1
Net amount recognized	50	56	0.8

Schedule of Recorded as a Component of General and Administrative Expenses in the Company’s Consolidated Statement of Operations	Net periodic benefit cost (income) for our postretirement benefit plans consisted of the following and is recorded as a component of general and administrative expenses in the Company’s consolidated statement of operations:
	Year ended March 31
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Service Cost	13	14	0.2
Interest Cost	3	4	0.1
Amortization of:
Net actuarial loss (gain)	16	(8)	(0.1)
Net periodic benefit cost (income)	32	10	0.2

Schedule of Principal Assumptions Used in Determining Gratuity	The principal assumptions used in determining gratuity for the Company’s plans are shown below:
	Year ended March 31
	2021	2022
Discount rate	7.53%	7.92%
Salary escalation rate	10.00%	10.00%
Employee turnover rate	9.00%	9.00%
Retirement age	58 years	58 years

Schedule of Estimated Payments to the Defined Benefit Plan	The following estimated payments to the defined benefit plan in future years:
	Year ended March 31
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Within the next
- 1 year	3	4	0.1
- 1 and 2 years	3	3	0.0
- 2 and 3 years	3	4	0.1
- 3 and 4 years	4	5	0.1
- 4 and 5 years	4	5	0.1
- 5 and 10 years	25	24	0.3